Other Current Liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Accrual for employee bonuses	€ 1,731	€ 2,099
Accrual for outstanding vacation	403	315
Payroll tax	135	267
Wages and salaries	212	141
Social security	21	13
Other	63	44
Total other current liabilities	€ 2,565	€ 2,879